Property, Equipment and Software, Net - Property, Equipment and Software (Details) (10K) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
LendingClub Corp [Member]
Internally developed software	$ 108,635	$ 75,202	[1]	$ 40,709	[2]
Construction in Progress [Member]
Internally developed software	$ 12,300	7,400
Construction in Progress [Member] | LendingClub Corp [Member]
Internally developed software		$ 7,400		$ 459

[1]	Includes $12.6 million and $7.4 million in development in progress as of March 31, 2017 and December 31, 2016, respectively.
[2]	Includes $7.4 million and $459 thousand in construction in progress as of December 31, 2016 and 2015, respectively.